Note 12 - Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 12 - Income Tax (Details) [Line Items]
Tax Credit Carryforward, Duration Limit	20 years
Undistributed Earnings of Foreign Subsidiaries	$ 267,899,000	$ 227,061
Unrecognized Tax Benefits	292,000	494,000	$ 696,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	292,000	494,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	34,000	$ 27,000	$ 19
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ (164,000)
Minimum [Member] | Canada and United States [Member]
Note 12 - Income Tax (Details) [Line Items]
Tax Credit Carryforward, Duration Limit	14 years
Minimum [Member] | Foreign Tax Authority [Member] | Canada Revenue Agency [Member]
Note 12 - Income Tax (Details) [Line Items]
Income Tax Return Examination Period	3 years
Minimum [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Note 12 - Income Tax (Details) [Line Items]
Income Tax Return Examination Period	3 years
Maximum [Member] | Canada and United States [Member]
Note 12 - Income Tax (Details) [Line Items]
Tax Credit Carryforward, Duration Limit	20 years
Maximum [Member] | Foreign Tax Authority [Member] | Canada Revenue Agency [Member]
Note 12 - Income Tax (Details) [Line Items]
Income Tax Return Examination Period	4 years
Maximum [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Note 12 - Income Tax (Details) [Line Items]
Income Tax Return Examination Period	5 years